Derivative Instruments and Hedging Activities	3 Months Ended
Mar. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities
Derivative Instruments and Hedging Activities
Our risk management and derivative accounting policies are presented in Notes 1 and 16 of the Notes included in our Annual Report and did not significantly change during the first quarter of 2016. As noted in Note 16 of the Notes included in our Annual Report, due to the nature of our counterparty agreements, and the fact that we are not subject to master netting arrangements, we are not able to net positions with the same counterparty and, therefore, present our derivative positions on a gross basis in our unaudited condensed consolidated balance sheets. Except as noted below, our significant derivative positions have not changed considerably since year-end.
Swaptions
During the first quarter of 2016, we entered into swaption agreements with a total notional amount of $855.0 million to economically hedge a portion of our anticipated permanent long-term debt issuance with which we expect to partially fund the pending Acquisition. We paid upfront premiums of $37.8 million for the option to enter into and exercise swaps with a forward starting effective date. These swaptions are not designated in hedge accounting relationships as the hedges were entered into in association with the pending Acquisition and, accordingly, all mark-to-market fair value adjustments are reflected within interest expense. We intend to terminate and settle these swaptions upon maturity or immediately prior to the completion of the associated pending debt issuance in the event that occurs prior to maturity.
Derivative Fair Value Measurements
We utilize market approaches to estimate the fair value of our derivative instruments by discounting anticipated future cash flows derived from the derivative's contractual terms and observable market interest, foreign exchange and commodity rates. The fair values of our derivatives also include credit risk adjustments to account for our counterparties' credit risk, as well as our own non-performance risk. The table below summarizes our derivative assets and liabilities that were measured at fair value as of March 31, 2016, and December 31, 2015.

		Fair value measurements as of March 31, 2016
	Total at March 31, 2016	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	(In millions)
Foreign currency forwards	$19.5	$—	$19.5	$—
Commodity swaps	(20.3)	—	(20.3)	—
Swaptions	16.7	—	16.7	—
Total	$15.9	$—	$15.9	$—

		Fair value measurements as of December 31, 2015
	Total at December 31, 2015	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	(In millions)
Foreign currency forwards	$44.1	$—	$44.1	$—
Commodity swaps	(21.4)	—	(21.4)	—
Total	$22.7	$—	$22.7	$—

As of March 31, 2016, we had no significant transfers between Level 1 and Level 2. New derivative contracts transacted during the three months ended March 31, 2016, were all included in Level 2.
Results of Period Derivative Activity
The tables below include the year-to-date results of our derivative activity in the unaudited condensed consolidated balance sheets as of March 31, 2016, and December 31, 2015, and the unaudited condensed consolidated statements of operations for the three months ended March 31, 2016, and March 31, 2015.
Fair Value of Derivative Instruments in the Condensed Consolidated Balance Sheet (in millions):

	March 31, 2016
		Asset derivatives		Liability derivatives
	Notional amount	Balance sheet location	Fair value	Balance sheet location	Fair value
Derivatives designated as hedging instruments:
Foreign currency forwards	$329.1	Other current assets	$17.5	Accounts payable and other current liabilities	$(1.4)
		Other non-current assets	6.2	Other liabilities	(2.7)
Total derivatives designated as hedging instruments			$23.7		$(4.1)
Derivatives not designated as hedging instruments:
Commodity swaps	$140.1	Other current assets	$0.4	Accounts payable and other current liabilities	$(12.5)
		Other non-current assets	0.4	Other liabilities	(8.6)
Foreign currency forwards	$28.7	Other current assets	—	Accounts payable and other current liabilities	(0.1)
Swaptions	$855.0	Other current assets	16.7	Accounts payable and other current liabilities	—
Total derivatives not designated as hedging instruments			$17.5		$(21.2)

	December 31, 2015
		Asset derivatives		Liability derivatives
	Notional amount	Balance sheet location	Fair value	Balance sheet location	Fair value
Derivatives designated as hedging instruments:
Foreign currency forwards	$300.3	Other current assets	$28.4	Accounts payable and other current liabilities	$—
		Other non-current assets	15.7	Other liabilities	—
Total derivatives designated as hedging instruments			$44.1		$—
Derivatives not designated as hedging instruments:
Commodity swaps	$120.3	Other current assets	$0.4	Accounts payable and other current liabilities	$(12.5)
		Other non-current assets	0.2	Other liabilities	(9.5)
Total derivatives not designated as hedging instruments			$0.6		$(22.0)

The Pretax Effect of Derivative Instruments on the Condensed Consolidated Statement of Operations (in millions):

For the Three Months Ended March 31, 2016
Derivatives in cash flow hedge relationships	Amount of gain (loss) recognized in OCI on derivative (effective portion)	Location of gain (loss) reclassified from AOCI into income (effective portion)	Amount of gain (loss) recognized from AOCI on derivative (effective portion)	Location of gain (loss) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)	Amount of gain (loss) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)
Forward starting interest rate swaps	$—	Interest expense, net	$(0.9)	Interest expense, net	$—
Foreign currency forwards	(21.6)	Other income (expense), net	(1.9)	Other income (expense), net	—
		Cost of goods sold	5.4	Cost of goods sold	—
Total	$(21.6)		$2.6		$—

For the Three Months Ended March 31, 2015
Derivatives in cash flow hedge relationships	Amount of gain (loss) recognized in OCI on derivative (effective portion)	Location of gain (loss) reclassified from AOCI into income (effective portion)	Amount of gain (loss) recognized from AOCI on derivative (effective portion)	Location of gain (loss) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)	Amount of gain (loss) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)
Forward starting interest rate swaps	$(15.7)	Interest expense, net	$(0.3)	Interest expense, net	$—
Foreign currency forwards	21.5	Other income (expense), net	(2.4)	Other income (expense), net	—
		Cost of goods sold	4.7	Cost of goods sold	—
Total	$5.8		$2.0		$—

For the Three Months Ended March 31, 2015
Derivatives and non-derivative financial instruments in net investment hedge relationships	Amount of gain (loss) recognized in OCI (effective portion)	Location of gain (loss) reclassified from AOCI into income (effective portion)	Amount of gain (loss) recognized from AOCI (effective portion)	Location of gain (loss) recognized in income (ineffective portion and amount excluded from effectiveness testing)	Amount of gain (loss) recognized in income (ineffective portion and amount excluded from effectiveness testing)
Cross currency swaps	$15.5	Interest expense, net	$—	Interest expense, net	$0.4
Total	$15.5		$—		$0.4

For the Three Months Ended March 31, 2015
Derivatives in fair value hedge relationships	Amount of gain (loss) recognized in income	Location of gain (loss) recognized in income
Interest rate swaps	$9.0	Interest expense, net
Total	$9.0

We expect net gains of approximately $12 million (pretax) recorded in AOCI at March 31, 2016, will be reclassified into earnings within the next 12 months. For derivatives designated in cash flow hedge relationships, the maximum length of time over which forecasted transactions are hedged at March 31, 2016, is three years.
Other Derivatives (in millions):

For the Three Months Ended March 31, 2016
Derivatives not in hedging relationships	Location of gain (loss) recognized in income on derivative	Amount of gain (loss) recognized in income on derivative
Commodity swaps	Cost of goods sold	$(1.6)
Foreign currency forwards	Other income (expense), net	(0.1)
Swaptions	Interest expense, net	(21.1)
Total		$(22.8)

For the Three Months Ended March 31, 2015
Derivatives not in hedging relationships	Location of gain (loss) recognized in income on derivative	Amount of gain (loss) recognized in income on derivative
Commodity swaps	Cost of goods sold	$(0.6)
Foreign currency forwards	Other income (expense), net	1.2
Total		$0.6